Annual Total Returns- Vanguard Russell 1000 Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 1000 Value Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.30%	17.42%	32.40%	13.37%	(3.86%)	17.08%	13.60%	(8.30%)	26.49%	2.76%